Schedule III - Schedule of Real Estate (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2024 USD ($) building	Dec. 31, 2017 loan	Dec. 31, 2023 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	235
Encumbrances	$ 643,290,000
Initial Cost, Land	394,378,121
Initial Cost, Buildings & Improvements	1,321,355,743
Costs Capitalized Subsequent to Acquisition or Construction	467,407,879
Gross Cost, Land	394,150,378
Gross Cost, Buildings & Improvements	1,683,845,847
Fair Value Adjustments	1,731,515,844
Cumulative Foreign Currency Translation Effect	(7,880,676)
Cost to conclude	(104,863,123)
Carrying Value at the End of the Year	3,696,768,269
Number of loans acquired | loan		2
Federal income tax basis			$ 2,150,251,077
Intercompany profit included in amount	$ 0.0
Operating Parks
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	224
Encumbrances	$ 643,290,000
Initial Cost, Land	325,568,529
Initial Cost, Buildings & Improvements	1,267,606,641
Costs Capitalized Subsequent to Acquisition or Construction	467,407,879
Gross Cost, Land	325,340,786
Gross Cost, Buildings & Improvements	1,629,073,826
Fair Value Adjustments	1,456,855,632
Cumulative Foreign Currency Translation Effect	(7,880,676)
Cost to conclude	(23,677,521)
Carrying Value at the End of the Year	$ 3,379,712,047
Operating Park, DSP, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	67,731,979
Costs Capitalized Subsequent to Acquisition or Construction	6,949,985
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	74,681,964
Fair Value Adjustments	72,818,036
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 147,500,000
Operating Park, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	1,310,069
Initial Cost, Buildings & Improvements	17,572,971
Costs Capitalized Subsequent to Acquisition or Construction	2,512,018
Gross Cost, Land	1,310,069
Gross Cost, Buildings & Improvements	20,084,989
Fair Value Adjustments	(1,895,057)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 19,500,000
Operating Park, Los Bravos Vesta Park, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 87,870,000
Initial Cost, Land	6,796,499
Initial Cost, Buildings & Improvements	6,994,614
Costs Capitalized Subsequent to Acquisition or Construction	14,210,985
Gross Cost, Land	6,796,499
Gross Cost, Buildings & Improvements	21,205,599
Fair Value Adjustments	71,917,902
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 99,920,000
Operating Park, Vesta Park Juárez Sur I, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	10,582,374
Initial Cost, Buildings & Improvements	48,408,722
Costs Capitalized Subsequent to Acquisition or Construction	10,172,575
Gross Cost, Land	10,582,374
Gross Cost, Buildings & Improvements	58,581,297
Fair Value Adjustments	51,926,329
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 121,090,000
Operating Park, Vesta Park Guadalajara, Guadalajara
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	8
Encumbrances	$ 0
Initial Cost, Land	38,388,964
Initial Cost, Buildings & Improvements	53,679,159
Costs Capitalized Subsequent to Acquisition or Construction	58,666,735
Gross Cost, Land	38,363,080
Gross Cost, Buildings & Improvements	112,345,894
Fair Value Adjustments	174,631,026
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 325,340,000
Operating Park, Vesta Park Guadalupe, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	18,245,889
Costs Capitalized Subsequent to Acquisition or Construction	1,610,748
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	19,856,637
Fair Value Adjustments	18,563,363
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 38,420,000
Operating Park, Vesta Puebla I, Puebla
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	2,941,828
Initial Cost, Buildings & Improvements	37,367,404
Costs Capitalized Subsequent to Acquisition or Construction	3,228,061
Gross Cost, Land	2,941,828
Gross Cost, Buildings & Improvements	37,636,569
Fair Value Adjustments	38,621,603
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 79,200,000
Operating Park, Bernardo Quintana, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	9
Encumbrances	$ 40,280,000
Initial Cost, Land	3,941,469
Initial Cost, Buildings & Improvements	18,132,773
Costs Capitalized Subsequent to Acquisition or Construction	8,449,674
Gross Cost, Land	3,941,469
Gross Cost, Buildings & Improvements	26,582,447
Fair Value Adjustments	12,166,084
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 42,690,000
Operating Park, Parque Industrial Querétaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	12
Encumbrances	$ 62,250,000
Initial Cost, Land	11,860,812
Initial Cost, Buildings & Improvements	60,902,884
Costs Capitalized Subsequent to Acquisition or Construction	9,799,520
Gross Cost, Land	11,860,812
Gross Cost, Buildings & Improvements	70,702,403
Fair Value Adjustments	60,816,785
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 143,380,000
Operating Park, Vesta Park Querétaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	3,488,994
Initial Cost, Buildings & Improvements	49,923,798
Costs Capitalized Subsequent to Acquisition or Construction	20,516,239
Gross Cost, Land	3,483,212
Gross Cost, Buildings & Improvements	70,440,038
Fair Value Adjustments	35,106,750
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 109,030,000
Operating Park, Queretaro Aerospace Park, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	13
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	120,959,204
Costs Capitalized Subsequent to Acquisition or Construction	11,704,426
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	132,663,630
Fair Value Adjustments	48,336,370
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(1,924,845)
Carrying Value at the End of the Year	$ 179,075,155
Operating Park, SMA Park, San Miguel de Allend
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	11,140,979
Initial Cost, Buildings & Improvements	33,559,225
Costs Capitalized Subsequent to Acquisition or Construction	7,585,584
Gross Cost, Land	11,140,979
Gross Cost, Buildings & Improvements	41,144,809
Fair Value Adjustments	43,614,212
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(671,178)
Carrying Value at the End of the Year	$ 95,228,822
Operating Park, Las Colinas, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 58,200,000
Initial Cost, Land	8,957,440
Initial Cost, Buildings & Improvements	30,014,764
Costs Capitalized Subsequent to Acquisition or Construction	4,642,746
Gross Cost, Land	8,957,440
Gross Cost, Buildings & Improvements	34,657,510
Fair Value Adjustments	16,085,051
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 59,700,000
Operating Park, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	7
Encumbrances	$ 0
Initial Cost, Land	22,453,115
Initial Cost, Buildings & Improvements	24,432,824
Costs Capitalized Subsequent to Acquisition or Construction	6,298,278
Gross Cost, Land	22,453,115
Gross Cost, Buildings & Improvements	30,731,102
Fair Value Adjustments	3,215,783
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 56,400,000
Operating Park, Tres Naciones, SLP
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	10
Encumbrances	$ 32,550,000
Initial Cost, Land	16,683,579
Initial Cost, Buildings & Improvements	25,450,392
Costs Capitalized Subsequent to Acquisition or Construction	8,082,256
Gross Cost, Land	16,683,579
Gross Cost, Buildings & Improvements	33,532,647
Fair Value Adjustments	28,353,773
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(1,681,436)
Carrying Value at the End of the Year	$ 76,888,564
Operating Park, Vesta Park SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	30,427,295
Costs Capitalized Subsequent to Acquisition or Construction	4,528,748
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	34,956,044
Fair Value Adjustments	25,153,956
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 60,110,000
Operating Park, La Mesa Vesta Park, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	16
Encumbrances	$ 64,730,000
Initial Cost, Land	9,054,608
Initial Cost, Buildings & Improvements	21,227,938
Costs Capitalized Subsequent to Acquisition or Construction	8,699,413
Gross Cost, Land	9,054,608
Gross Cost, Buildings & Improvements	29,927,351
Fair Value Adjustments	29,748,041
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 68,730,000
Operating Park, Nordika, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 17,300,000
Initial Cost, Land	1,970,311
Initial Cost, Buildings & Improvements	4,518,481
Costs Capitalized Subsequent to Acquisition or Construction	1,129,663
Gross Cost, Land	1,970,311
Gross Cost, Buildings & Improvements	5,648,144
Fair Value Adjustments	11,481,545
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 19,100,000
Operating Park, El potrero, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 29,600,000
Initial Cost, Land	3,918,715
Initial Cost, Buildings & Improvements	7,643,699
Costs Capitalized Subsequent to Acquisition or Construction	2,766,861
Gross Cost, Land	3,918,715
Gross Cost, Buildings & Improvements	10,410,560
Fair Value Adjustments	16,370,725
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 30,700,000
Operating Park, Vesta Park Tijuana III, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	8,967,836
Initial Cost, Buildings & Improvements	17,021,445
Costs Capitalized Subsequent to Acquisition or Construction	3,639,065
Gross Cost, Land	8,967,836
Gross Cost, Buildings & Improvements	20,660,510
Fair Value Adjustments	31,141,655
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 60,770,000
Operating Park, Vesta Park Pacifico, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 13,500,000
Initial Cost, Land	3,320,210
Initial Cost, Buildings & Improvements	13,454,123
Costs Capitalized Subsequent to Acquisition or Construction	1,204,010
Gross Cost, Land	3,320,210
Gross Cost, Buildings & Improvements	14,658,133
Fair Value Adjustments	15,721,657
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 33,700,000
Operating Park, VP Lago Este, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	19,284,782
Initial Cost, Buildings & Improvements	18,309,203
Costs Capitalized Subsequent to Acquisition or Construction	6,322,473
Gross Cost, Land	19,284,782
Gross Cost, Buildings & Improvements	24,631,676
Fair Value Adjustments	33,183,541
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 77,100,000
Operating Park, Vesta Park Megaregion, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	6
Encumbrances	$ 0
Initial Cost, Land	8,619,298
Initial Cost, Buildings & Improvements	64,868,663
Costs Capitalized Subsequent to Acquisition or Construction	77,369,876
Gross Cost, Land	8,619,298
Gross Cost, Buildings & Improvements	142,238,538
Fair Value Adjustments	(19,037,837)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 131,820,000
Operating Park, VPT I, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	1,986,312
Initial Cost, Buildings & Improvements	18,283,246
Costs Capitalized Subsequent to Acquisition or Construction	1,399,020
Gross Cost, Land	1,986,312
Gross Cost, Buildings & Improvements	19,682,267
Fair Value Adjustments	21,231,422
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 42,900,000
Operating Park, Exportec, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 14,830,000
Initial Cost, Land	872,299
Initial Cost, Buildings & Improvements	4,160,722
Costs Capitalized Subsequent to Acquisition or Construction	1,179,700
Gross Cost, Land	872,299
Gross Cost, Buildings & Improvements	5,340,422
Fair Value Adjustments	8,667,279
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 14,880,000
Operating Park, T 2000, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 84,890,000
Initial Cost, Land	10,436,630
Initial Cost, Buildings & Improvements	20,079,946
Costs Capitalized Subsequent to Acquisition or Construction	20,103,552
Gross Cost, Land	10,436,630
Gross Cost, Buildings & Improvements	40,183,497
Fair Value Adjustments	37,599,873
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 88,220,000
Operating Park, El Coecillo Vesta Park, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 58,090,000
Initial Cost, Land	1,766,847
Initial Cost, Buildings & Improvements	14,377,370
Costs Capitalized Subsequent to Acquisition or Construction	13,028,885
Gross Cost, Land	1,766,847
Gross Cost, Buildings & Improvements	27,406,255
Fair Value Adjustments	27,826,898
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 57,000,000
Operating Park, Vesta Park Toluca I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	20,411,730
Initial Cost, Buildings & Improvements	65,896,059
Costs Capitalized Subsequent to Acquisition or Construction	18,442,811
Gross Cost, Land	20,411,730
Gross Cost, Buildings & Improvements	84,338,871
Fair Value Adjustments	103,959,399
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 208,710,000
Operating Park, Vesta Park Apodaca, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	14,643,591
Initial Cost, Buildings & Improvements	68,705,100
Costs Capitalized Subsequent to Acquisition or Construction	51,364,103
Gross Cost, Land	14,447,513
Gross Cost, Buildings & Improvements	36,209,312
Fair Value Adjustments	48,313,174
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(1,608,550)
Carrying Value at the End of the Year	$ 97,361,450
Operating Park, Las Ventanas Park, Matamoros
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	3,881,289
Initial Cost, Buildings & Improvements	21,858,633
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	3,881,289
Gross Cost, Buildings & Improvements	21,858,633
Fair Value Adjustments	18,260,077
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 44,000,000
Operating Park, Vesta Park Almar, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	15,711,289
Costs Capitalized Subsequent to Acquisition or Construction	4,572,738
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	20,284,026
Fair Value Adjustments	28,165,974
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 48,450,000
Operating Park, Vesta Park Rivera Lara I, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	1,075,750
Initial Cost, Buildings & Improvements	3,684,126
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	1,075,750
Gross Cost, Buildings & Improvements	3,684,126
Fair Value Adjustments	340,124
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 5,100,000
Operating Park, Vesta Park Rosarito I, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 19,300,000
Initial Cost, Land	2,891,498
Initial Cost, Buildings & Improvements	15,168,855
Costs Capitalized Subsequent to Acquisition or Construction	1,332,235
Gross Cost, Land	2,891,498
Gross Cost, Buildings & Improvements	16,501,091
Fair Value Adjustments	1,407,412
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 20,800,000
Operating Park, Vesta Lagos de Moreno, Lagos
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	3
Encumbrances	$ 0
Initial Cost, Land	3,498,267
Initial Cost, Buildings & Improvements	27,368,941
Costs Capitalized Subsequent to Acquisition or Construction	8,847,335
Gross Cost, Land	3,498,267
Gross Cost, Buildings & Improvements	36,216,275
Fair Value Adjustments	48,535,702
Cumulative Foreign Currency Translation Effect	(7,880,676)
Cost to conclude	0
Carrying Value at the End of the Year	$ 80,369,568
Operating Park, Vesta Tlaxcala, Tlaxcala
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	9
Encumbrances	$ 22,500,000
Initial Cost, Land	7,072,992
Initial Cost, Buildings & Improvements	23,741,557
Costs Capitalized Subsequent to Acquisition or Construction	2,850,241
Gross Cost, Land	7,072,992
Gross Cost, Buildings & Improvements	26,591,798
Fair Value Adjustments	18,045,211
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 51,710,000
Operating Park, Vesta Morelos, VM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	6,033,568
Initial Cost, Buildings & Improvements	9,140,732
Costs Capitalized Subsequent to Acquisition or Construction	573,047
Gross Cost, Land	6,033,568
Gross Cost, Buildings & Improvements	9,713,778
Fair Value Adjustments	21,502,653
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 37,250,000
Operating Park, Stellantis I, Toluca
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	6,185,551
Initial Cost, Buildings & Improvements	8,514,449
Costs Capitalized Subsequent to Acquisition or Construction	7,936,502
Gross Cost, Land	6,185,551
Gross Cost, Buildings & Improvements	16,450,951
Fair Value Adjustments	1,963,498
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 24,600,000
Operating Park, Vesta Park Juárez Oriente, Cd Juarez
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	5
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	40,959,547
Costs Capitalized Subsequent to Acquisition or Construction	17,659,572
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	58,619,118
Fair Value Adjustments	81,930,882
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(5,005,173)
Carrying Value at the End of the Year	$ 135,544,827
Operating Park, San Martín Obispo, VM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	19,322,594
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	19,322,594
Fair Value Adjustments	96,907,406
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(8,132,439)
Carrying Value at the End of the Year	$ 108,097,561
Operating Park, Vesta Park Tijuana Pacífico, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	0
Costs Capitalized Subsequent to Acquisition or Construction	1,246,719
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	1,246,719
Fair Value Adjustments	77,203,281
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	0
Carrying Value at the End of the Year	$ 78,450,000
Operating Park, Other
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 37,400,000
Initial Cost, Land	51,130,324
Initial Cost, Buildings & Improvements	99,786,028
Costs Capitalized Subsequent to Acquisition or Construction	36,781,479
Gross Cost, Land	51,130,324
Gross Cost, Buildings & Improvements	117,445,599
Fair Value Adjustments	(3,045,924)
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(4,653,900)
Carrying Value at the End of the Year	$ 160,876,100
Land and Buildings Under Construction
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	11
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	53,749,101
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	54,772,021
Fair Value Adjustments	229,147,979
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(81,185,603)
Carrying Value at the End of the Year	$ 202,734,397
Land And Buildings Under Construction, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	10,399,011
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	10,399,011
Fair Value Adjustments	10,290,989
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(7,469,394)
Carrying Value at the End of the Year	$ 13,220,606
Land And Buildings Under Construction, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	2
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	4,625,736
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	4,625,736
Fair Value Adjustments	21,774,264
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(13,120,438)
Carrying Value at the End of the Year	$ 13,279,562
Land And Buildings Under Construction, San Martín Obispo, Valle de México
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	2,068,864
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	2,068,864
Fair Value Adjustments	26,131,136
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(3,746,325)
Carrying Value at the End of the Year	$ 24,453,675
Land And Buildings Under Construction, Vesta Park Apodaca, Monterrey
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	4
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	31,472,868
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	32,495,788
Fair Value Adjustments	157,454,212
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(48,519,541)
Carrying Value at the End of the Year	$ 141,430,459
Land And Buildings Under Construction, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	2,223,727
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	2,223,727
Fair Value Adjustments	10,976,273
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(6,372,685)
Carrying Value at the End of the Year	$ 6,827,315
Land And Buildings Under Construction, Vesta Puebla I, Puebla
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
# buildings | building	1
Encumbrances	$ 0
Initial Cost, Land	0
Initial Cost, Buildings & Improvements	2,958,896
Costs Capitalized Subsequent to Acquisition or Construction	0
Gross Cost, Land	0
Gross Cost, Buildings & Improvements	2,958,896
Fair Value Adjustments	2,521,104
Cumulative Foreign Currency Translation Effect	0
Cost to conclude	(1,957,220)
Carrying Value at the End of the Year	3,522,780
Land reserves
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	68,809,592
Gross Cost, Land	68,809,592
Fair Value Adjustments	45,512,233
Carrying Value at the End of the Year	114,321,825
Land Reserves, VP SLP, San Luis Potosí
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	2,642,396
Gross Cost, Land	2,642,396
Fair Value Adjustments	7,912,600
Carrying Value at the End of the Year	10,554,996
Land Reserves, VP Queretaro, Querétaro
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	5,897,328
Gross Cost, Land	5,897,328
Fair Value Adjustments	15,331,966
Carrying Value at the End of the Year	21,229,294
Land Reserves, Vesta Park Puerto Interior, Silao
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	13,055,507
Gross Cost, Land	13,055,507
Fair Value Adjustments	5,043,396
Carrying Value at the End of the Year	18,098,903
Land Reserves, Vesta Park Aguascalientes, Aguascalientes
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	13,045,841
Gross Cost, Land	13,045,841
Fair Value Adjustments	14,456,913
Carrying Value at the End of the Year	27,502,754
Land Reserves, SMA, San Miguel de Allende
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	11,861,361
Gross Cost, Land	11,861,361
Fair Value Adjustments	3,097,503
Carrying Value at the End of the Year	14,958,864
Land Reserves, Vesta Park Guadalajara, Guadalajara
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	11,705,077
Gross Cost, Land	11,705,077
Fair Value Adjustments	0
Carrying Value at the End of the Year	11,705,077
Land Reserves, Vesta Park Megaregion, Tijuana
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	10,602,082
Gross Cost, Land	10,602,082
Fair Value Adjustments	(330,145)
Carrying Value at the End of the Year	$ 10,271,937